Note 7 - Earnings Per Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,305,000	1,205,000	1,305,000	1,205,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,566,000	9,981,000	10,166,000	4,341,000